UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland October 28, 2004

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	57

Form 13F Information Table Value Total:	$112,405

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      551    11000 SH       SOLE                    11000
Williams Co Inc PACS                            969457886      728    53900 SH       SOLE                    53900
AT&T Wireless Ser Inc          COM              00209A106     3827   258926 SH       SOLE                   258926
Agere Sys Inc CL B             COM              00845V209       11    11261 SH       SOLE                    11261
Alpha Trade.Com                COM              020814208        5    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      202     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3083    59918 SH       SOLE                    59918
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     6337   152945 SH       SOLE                   152945
Baxter International           COM              071813109      498    15500 SH       SOLE                    15500
Best Buy Company Inc           COM              086516101     1085    20000 SH       SOLE                    20000
Biovail Corporation            COM              09067J109      268    15500 SH       SOLE                    15500
Bristol-Myers Squibb           COM              110122108     1882    79502 SH       SOLE                    79502
Cendant                        COM              151313103     2246   103995 SH       SOLE                   103995
Ciber                          COM              17163B102     1540   204750 SH       SOLE                   204750
Citigroup Inc                  COM              172967101     3209    72734 SH       SOLE                    72734
Comcast cl A                   COM              20030N101      495    17535 SH       SOLE                    17535
Computer Sciences              COM              205363104     2444    51900 SH       SOLE                    51900
Conseco, Inc.                  COM              208464883     2915   165041 SH       SOLE                   165041
Costco Whsl Corp New           COM              22160K105     3237    77979 SH       SOLE                    77979
Crown Hldgs Inc (Hldg Co)      COM              228368106     2173   210736 SH       SOLE                   210736
Dow Chemical                   COM              260543103     1442    31910 SH       SOLE                    31910
Exxon Mobil Corporati          COM              30231G102     3291    68090 SH       SOLE                    68090
Federal Home Ln Mtg            COM              313400301     1741    26680 SH       SOLE                    26680
Gap Inc.                       COM              364760108     1978   106068 SH       SOLE                   106068
General Electric Co            COM              369604103     3560   106028 SH       SOLE                   106028
General Motors Corp.           COM              370442105     1938    45625 SH       SOLE                    45625
Graftech Internatioal Ltd      COM              384313102     2473   177300 SH       SOLE                   177300
Hartford Fincl Services        COM              416515104     3146    50800 SH       SOLE                    50800
Home Depot Inc.                COM              437076102     2505    63900 SH       SOLE                    63900
Honeywell International, Inc.  COM              438516106     2892    80641 SH       SOLE                    80641
IBM Corp                       COM              459200101     3919    45708 SH       SOLE                    45708
Intel Corporation              COM              458140100     2618   130512 SH       SOLE                   130512
J P Morgan Chase               COM              46625H100     3575    89985 SH       SOLE                    89985
JLG Industries Inc.            COM              466210101     3676   218800 SH       SOLE                   218800
Lucent Technologies            COM              549463107     1713   540260 SH       SOLE                   540260
MCI New                        COM              552691107      471    28125 SH       SOLE                    28125
Masco Corporation              COM              574599106     4182   121100 SH       SOLE                   121100
Micron Technology In           COM              595112103     2193   182300 SH       SOLE                   182300
Microsoft Corporation          COM              594918104     2922   105669 SH       SOLE                   105669
Motorola Inc.                  COM              620076109     1757    97414 SH       SOLE                    97414
Nokia Corporation              COM              654902204     2356   171700 SH       SOLE                   171700
Nutri/System Inc               COM              67069D108       78    55000 SH       SOLE                    55000
PalmOne Inc.                   COM              69713P107      245     8049 SH       SOLE                     8049
Pfizer Inc.                    COM              717081103     1905    62258 SH       SOLE                    62258
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      374  1101330 SH       SOLE                  1101330
Target Corporation             COM              87612E106     1855    40985 SH       SOLE                    40985
Texas Instruments              COM              882508104     2146   100854 SH       SOLE                   100854
Tyco Intl Ltd                  COM              902124106     4496   146650 SH       SOLE                   146650
UNUM Provident Corp.           COM              91529Y106     3260   207750 SH       SOLE                   207750
Verizon Communication          COM              92343V104     2619    66517 SH       SOLE                    66517
Williams Companies I           COM              969457100     2375   196308 SH       SOLE                   196308
Xerox Corporation              COM              984121103     1948   138377 SH       SOLE                   138377
Merrill Lynch Focus Twenty Fd                   59021P204       19 12828.000SH       SOLE                12828.000
Restricted Wts Ariel Corp 3/1/                                   0    20000 SH       SOLE                    20000